Business Acquisitions, Dispositions, Goodwill and Intangible Assets Pro Forma Financial Data (Tables) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues	$ 19,551,000,000	$ 19,496,000,000	$ 19,634,000,000	$ 18,365,000,000	$ 18,044,000,000	$ 16,510,000,000	$ 16,705,000,000	$ 15,242,000,000	$ 77,046,000,000	$ 66,501,000,000	$ 59,837,000,000
Operating Income (Loss)									8,966,000,000	8,553,000,000	8,138,000,000
Rockwell Collins [Member]
Revenues									$ 778,000,000	778,000,000
Operating Income (Loss)										11,000,000
Business Acquisition, Pro Forma Revenue										74,136,000,000	68,033,000,000
Business Acquisition, Pro Forma Net Income (Loss)										6,064,000,000	4,662,000,000
Pro Forma Nonrecurring Adjustment, Amortization of inventory and fixed asset fair value adjustment										58,000,000	(192,000,000)
Pro Forma Nonrecurring Adjustment, Amortization of acquired Rockwell Collins intangible assets, net										(193,000,000)	(202,000,000)
Pro Forma Nonrecurring Adjustment, Utilization of contractual customer obligation										16,000,000	116,000,000
Pro Forma Nonrecurring Adjustment, UTC/Rockwell fees for advisory, legal, accounting services										212,000,000	(212,000,000)
Pro Forma Nonrecurring Adjustment, Interest expense incurred on acquisition financing, net										(199,000,000)	(234,000,000)
Pro Forma Nonrecurring Adjustment, Elimination of capitalized pre-production engineering amortization										63,000,000	42,000,000
Pro Forma Nonrecurring Adjustment, Adjustment to net periodic pension cost										42,000,000	34,000,000
Pro Forma Nonrecurring Adjustment, Adjustment to reflect the adoption of ASC 606										106,000,000	0
Pro Forma Nonrecurring Adjustment, Elimination of entities held for sale										(47,000,000)	(35,000,000)
Pro Forma Nonrecurring Adjustments, Net										$ 58,000,000	$ (734,000,000)